UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Novare Capital Management
Address: 521 East Morehead St Suite 510
         Charlotte , NC 28202

Form 13F File Number:  28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Don Olmstead
Title:  Managing Director
Phone:  704-334-3698

Signature, Place, and Date of Signing:

	/s/ Don Olmstead	        Charlotte, NC		   02/09/2011
  ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:    110

Form 13F Information Table Value Total:  $230515
	-----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                   VALUE   SHRS OR   SH/    PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
  NAME OF ISSUER     TITLE OF CLASS    CUSIP     (x$1000) PRN AMT   PRN    CALL  DISCRETION   MANAGERS     SOLE   SHAREDOTHER
American Express CompanyCOM            025816109    1075     22800    SH               SOLE        N/A     22800
Amern Shared Hosp Svcs  COM            029595105    80       30000    SH               SOLE        N/A     30000
Amerigas Propane        COM            030975106    1919     41800    SH               SOLE        N/A     41800
Apple Computer Inc      COM            037833100    280      692      SH               SOLE        N/A     692
Atmos Energy Corp       COM            049560105    1173     35160    SH               SOLE        N/A     35160
Auto Data Processing    COM            053015103    3531     65380    SH               SOLE        N/A     65380
Autozone Inc            COM            053332102    2591     7973     SH               SOLE        N/A     7973
BB&T Corporation        COM            054937107    568      22564    SH               SOLE        N/A     22564
Bank of America         COM            060505104    195      35128    SH               SOLE        N/A     35128
Becton Dickinson & Co   COM            075887109    3078     41197    SH               SOLE        N/A     41197
Berkshire Hathaway Cl A CL A           084670108    1377     12       SH               SOLE        N/A     12
Berkshire Hathaway Cl B CL B NEW       084670702    2526     33105    SH               SOLE        N/A     33105
Buckeye Partners Uts L PUNIT LTD PARTN 118230101    556      8688     SH               SOLE        N/A     8688
C V S Corporation       COM            126650100    4457     109304   SH               SOLE        N/A     109304
Cousins Properties      COM            126650100    343      53491    SH               SOLE        N/A     53491
Celgene Corp            COM            151020104    744      11000    SH               SOLE        N/A     11000
Chevron Corp            COM            166764100    4667     43859    SH               SOLE        N/A     43859
Chubb                   COM            171232101    3186     46032    SH               SOLE        N/A     46032
Coca Cola               COM            191216100    1174     16777    SH               SOLE        N/A     16777
Columbia Banking SystemsCOM            197236102    347      18000    SH               SOLE        N/A     18000
Deere & Co              COM            244199105    3386     43770    SH               SOLE        N/A     43770
Disney Walt Hldg Co     COM DISNEY     254687106    1393     37156    SH               SOLE        N/A     37156
EMC Corporation         COM            268664109    2181     101234   SH               SOLE        N/A     101234
Emerson Electric Co.    COM            291011104    2842     60990    SH               SOLE        N/A     60990
Enterprise Prd Prtnrs LpCOM            293792107    12200    263039   SH               SOLE        N/A     263039
Equitable Resources Inc SH BEN INT     294549100    219      4000     SH               SOLE        N/A     4000
Ferrellgas Partners     UNIT LTD PART  315293100    1950     102800   SH               SOLE        N/A     102800
Fifth Third Bancorp     COM            316773100    1997     157030   SH               SOLE        N/A     157030
Fiserv Inc              COM            337738108    2088     35545    SH               SOLE        N/A     35545
Fluor Corporation       COM            343412102    2118     42140    SH               SOLE        N/A     42140
Franklin Resources Inc  COM            354613101    395      4110     SH               SOLE        N/A     4110
General Electric        COM            369604103    715      39925    SH               SOLE        N/A     39925
Halliburton Company     COM            406216101    2810     81419    SH               SOLE        N/A     81419
Home Depot              COM            437076102    432      10269    SH               SOLE        N/A     10269
Honeywell               COM            438516106    3112     57264    SH               SOLE        N/A     57264
Intl Business Machine   COM            459200101    303      1647     SH               SOLE        N/A     1647
Intuit Inc              COM            461202103    3168     60239    SH               SOLE        N/A     60239
Intel Corporation       COM            461202103    278      11470    SH               SOLE        N/A     11470
Ishare S&P 500          UNIT SER 1     464287200    1353     10741    SH               SOLE        N/A     10741
Ishares Emerging Mkt.   MCSI EMERG MKT 464287234    1012     26677    SH               SOLE        N/A     26677
Ishares Latin Amer.     S&P LTN AM 40  464287390    2668     62663    SH               SOLE        N/A     62663
Ishares International EAMSCI EAFE IDX  464287465    307      6190     SH               SOLE        N/A     6190
S&P MidCap 400 I-S      S&P MIDCAP 400 464287507    2671     30488    SH               SOLE        N/A     30488
S&P Small Cap 600       S&P SMLCAP 600 464287804    515      7545     SH               SOLE        N/A     7545
Ishares All Country AsiaMSCI ACJPN IDX 464288182    595      11915    SH               SOLE        N/A     11915
Ishares Intermediate CorLEHMAN INTER C 464288638    622      5800     SH               SOLE        N/A     5800
Ishares Barclay's Short BARCLYS 1-3YR C464288646    6910     66310    SH               SOLE        N/A     66310
Johnson & Johnson       COM            478160104    3592     54770    SH               SOLE        N/A     54770
Kimberly Clark          COM            494368103    1758     23895    SH               SOLE        N/A     23895
Kinder Morgan Energy Lp UNIT LTD PART  494550106    1738     20455    SH               SOLE        N/A     20455
Lowes Companies         COM            548661107    1351     53215    SH               SOLE        N/A     53215
Magellan Midstream PartnCOM UNIT RP LP 559080106    4954     71925    SH               SOLE        N/A     71925
Marathon Oil Group      COM            565849106    2263     77330    SH               SOLE        N/A     77330
McDonald's Corporation  COM            580135101    245      2443     SH               SOLE        N/A     2443
McGraw-Hill Cos         COM            580645109    256      5695     SH               SOLE        N/A     5695
Microsoft Corp          COM            594918104    3314     127664   SH               SOLE        N/A     127664
Mylan Labs.             COM            628530107    3826     178303   SH               SOLE        N/A     178303
National Oilwell Varco  COM            637071101    1199     17630    SH               SOLE        N/A     17630
PAA Natural Gas Storage COM UNIT LTD   693139107    1460     77879    SH               SOLE        N/A     77879
PPG Industries Inc      COM            693506107    3181     38095    SH               SOLE        N/A     38095
Pepsico Inc.            COM            713448108    4105     61870    SH               SOLE        N/A     61870
Philip Morris Intl Inc  COM            718172109    325      4135     SH               SOLE        N/A     4135
Piedmont Natural Gas Co COM            720186105    212      6250     SH               SOLE        N/A     6250
Plains All Amern Ppln LpUNIT LTD PARTN 726503103    5929     80719    SH               SOLE        N/A     80719
Plum Creek Timber       COM            729251108    3249     88860    SH               SOLE        N/A     88860
Procter & Gamble Co     COM            742718109    3438     51533    SH               SOLE        N/A     51533
Qualcomm Inc            COM            747525103    4449     81330    SH               SOLE        N/A     81330
Realty Income           COM            756109104    2852     81590    SH               SOLE        N/A     81590
Royal Bk Cda Montreal   COM            780087102    272      5343     SH               SOLE        N/A     5343
Schlumberger            COM            806857108    410      6000     SH               SOLE        N/A     6000
The Southern Company    COM            842587107    235      5075     SH               SOLE        N/A     5075
Starbucks Corp          COM            855244109    308      6700     SH               SOLE        N/A     6700
Suburban Propane        UNIT LTD PART  864482104    3306     69445    SH               SOLE        N/A     69445
Templeton Global Incm FdCOM            880198106    3783     400348   SH               SOLE        N/A     400348
Thermo Fisher ScientificCOM            883556102    654      14540    SH               SOLE        N/A     14540
Tupperware Corporation  COM            899896104    2024     36155    SH               SOLE        N/A     36155
Vanguard High Dividend F               921946406    227      5025     SH               SOLE        N/A     5025
Vanguard Emerging MarketEMR MKT ETF    922042858    2262     59198    SH               SOLE        N/A     59198
Wal-Mart Stores Inc.    COM            931142103    381      6375     SH               SOLE        N/A     6375
Wells Fargo & Company   COM            949746101    346      12564    SH               SOLE        N/A     12564
Target Corporation      COM            87612E106    1645     32110    SH               SOLE        N/A     32110
ATT                     COM            00206R102    213      7050     SH               SOLE        N/A     7050
Comcast Corp New Cl A   CL A           20030N101    1316     55505    SH               SOLE        N/A     55505
Compass Minerals Intl   COM            20451N101    318      4625     SH               SOLE        N/A     4625
Conocophillips          COM            20825C104    4486     61564    SH               SOLE        N/A     61564
Dominion Resources Inc. COM            25746U109    395      7435     SH               SOLE        N/A     7435
Duke                    COM            26441C105    336      15256    SH               SOLE        N/A     15256
El Paso Pipeline PartnerCOM            28336L109    1293     37350    SH               SOLE        N/A     37350
Enbridge Energy         COM            29250R106    5164     155600   SH               SOLE        N/A     155600
Energy Transfer PartnersUNIT LTD PARTN 29273R109    4616     100675   SH               SOLE        N/A     100675
Energy Transfer Equity  COM UT LTD PTN 29273V100    1161     28600    SH               SOLE        N/A     28600
Entergy Corp.           COM            29364G103    672      9195     SH               SOLE        N/A     9195
Exxon-Mobil             COM            30231G102    1581     18649    SH               SOLE        N/A     18649
Global Payments Inc     COM            37940X102    3677     77610    SH               SOLE        N/A     77610
MLP Index ETN- J.P. MorgALERIAN ML ETN 46625H365    3555     91234    SH               SOLE        N/A     91234
Kinder Morgan Mgmt Llc  SHS            49455U100    406      5176     SH               SOLE        N/A     5176
Lab Cp Of Amer Hldg New COM            50540R409    3823     44470    SH               SOLE        N/A     44470
Nustar Energy, LP       UNIT COM       67058H102    4477     79020    SH               SOLE        N/A     79020
Oneok Partners Lp       UNIT LTD PARTN 68268N103    5126     88780    SH               SOLE        N/A     88780
Powershares- Dynamic MktDYNAMIC MKT PT 73935X104    845      20595    SH               SOLE        N/A     20595
PowerShares High DividenHI YLD EQ DVDN 73935X302    1236     133670   SH               SOLE        N/A     133670
Powershs RAFI US 1000   FTSE RAFI 1000 73935X583    2065     37840    SH               SOLE        N/A     37840
Powershs Emerging SoveriSOVEREIGN DEBT 73936T573    566      20675    SH               SOLE        N/A     20675
S P D R -S&P 500        UNIT SER 1     78462F103    3666     29213    SH               SOLE        N/A     29213
Sunoco Logistics PartnerCOM UNITS      86764L108    3830     97200    SH               SOLE        N/A     97200
Targa Resources PartnersCOM UNIT       87611X105    4463     119716   SH               SOLE        N/A     119716
Zimmer Holdings Inc     COM            98956P102    635      11895    SH               SOLE        N/A     11895
Covidien Ltd            SHS            G2552X108    2212     49147    SH               SOLE        N/A     49147
Herbalife Ltd           COM USD SHS    G4412G101    2779     53785    SH               SOLE        N/A     53785
Noble Corp              SHS            G65422100    1401     46350    SH               SOLE        N/A     46350
Willis Group Holdings   SHS            G96655108    2547     65654    SH               SOLE        N/A     65654

Total                                              230515